Unearned Revenue	12 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Unearned Revenue

20. Unearned Revenue

Unearned revenue amounted $0 and $53,248 as of June 30, 2021 and 2020, respectively. Unearned revenues are mainly due to contracts with extended payment terms, acceptance provisions and future delivery obligation.